Condensed Parent Company Only Financial Statements - Condensed Statement of Income (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EXPENSES
Income before income taxes and undistributed net income of subsidiary	$ 2,057,786	$ 3,044,722	$ 2,785,761
Income tax benefit (expense)	183,262	(506,962)	(331,616)
Net income	2,241,048	2,537,760	2,454,145
Parent Company [Member]
INCOME
Dividends from subsidiary bank	1,317,528	1,256,952	1,256,952
Gains on sales of investment securities	6,757	5,576	1,248
Other income	121,161	121,063	119,839
Total income	1,445,446	1,383,591	1,378,039
EXPENSES
Other expenses	181,186	201,627	178,963
Total expenses	181,186	201,627	178,963
Income before income taxes and undistributed net income of subsidiary	1,264,260	1,181,964	1,199,076
Income tax benefit (expense)	23,176	33,735	24,267
Equity in undistributed net income of subsidiary	953,612	1,322,061	1,230,802
Net income	$ 2,241,048	$ 2,537,760	$ 2,454,145